7. Income Taxes: Schedule of Reconciliation of Income Taxes at Statutory Income Tax Rates (Tables)	12 Months Ended
Mar. 31, 2018
Tables/Schedules
Schedule of Reconciliation of Income Taxes at Statutory Income Tax Rates

	For the years ending March 31,
	2018	2017	2016

Loss before income taxes	$ (1,541,000)	$ (1,570,000)	$ (4,962,000)
Expected income recovery based on statutory rate	(408,000)	(416,000)	(1,315,000)
Adjustment to expected income tax benefit
Stock based compensation	23,000	-	-
Permanent differences	2,000	3,000	11,000
Change in benefit of tax assets not recognized	383,000	413,000	1,304,000
Deferred income tax provision (recovery)	-	-	-